PROPERTY AND EQUIPMENT (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 12,985,972	¥ 10,778,542